Note 13 - Commitments and Contingencies (Details Textual) - USD ($)	12 Months Ended
	Sep. 30, 2021	Mar. 31, 2022	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Lessee, Operating Lease, Term of Contract (Year)	3 years
Accrued Rent	$ 42,000	$ 21,000	$ 42,000	$ 39,600	$ 38,400
Operating Lease, Right-of-Use Asset	0		39,000
Operating Lease, Liability, Total	$ 0		$ 39,000
Patents [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	20 years
M I T Licensing Agreement [Member]
Contractual Obligation, Total	$ 50,000